Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Fidelity Management & Research Company 82 Devonshire Street Boston MA 02109-3614 617 563 7000
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	December 28, 2012

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Fidelity Boylston Street Trust (the trust):
Strategic Advisers Multi-Manager Income Fund
Strategic Advisers Multi-Manager 2005 Fund
Strategic Advisers Multi-Manager 2010 Fund
Strategic Advisers Multi-Manager 2015 Fund
Strategic Advisers Multi-Manager 2020 Fund
Strategic Advisers Multi-Manager 2025 Fund
Strategic Advisers Multi-Manager 2030 Fund
Strategic Advisers Multi-Manager 2035 Fund
Strategic Advisers Multi-Manager 2040 Fund
Strategic Advisers Multi-Manager 2045 Fund
Strategic Advisers Multi-Manager 2050 Fund
Strategic Advisers Multi-Manager 2055 Fund (the funds)
File Nos. (002-76309) and (811-03407)

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/Scott C. Goebel
Scott C. Goebel
Secretary of the Trust